Shareholder Fees {- Fidelity Natural Resources Fund}	Apr. 29, 2022 USD ($)
02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-06 | Fidelity Natural Resources Fund
Shareholder Fees:
(fees paid directly from your investment)	none